Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318